General and administrative expenses - Summary of activity for restricted stock awards (Details)		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Restricted common stock
Outstanding beginning of period		1,086,331	1,376,820	1,385,832
Outstanding end of period		545,500	1,086,331	1,376,820
Granted		567,000	900,000	824,000
Exercised	[1]	1,085,331	1,132,988	833,012
Forfeited		22,500	57,501	0
Share options
Outstanding		0	310,000	310,000
Forfeited		310,000	0	0
Weighted average exercise price
Outstanding	[2]	$ 0	$ 9.64	$ 9.64
Forfeited		$ 9.64	$ 0	$ 0

[1]	Does not include shares in lieu of dividends.
[2]	To be adjusted for dividends declared and paid subsequent to the respective grant dates.